MORTGAGE LOANS ON REAL ESTATE - Asset and Allowance Balances for Credit Losses (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance	$ (47)	$ (41)
Commercial Mortgage Loans | Real Estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Asset Balance	6,005	5,929
Allowance	(47)	(41)
Apartment | Commercial Mortgage Loans | Real Estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Asset Balance	1,020	907
Allowance	(8)	(1)
Hotel | Commercial Mortgage Loans | Real Estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Asset Balance	1,028	1,114
Allowance	(8)	(6)
Industrial | Commercial Mortgage Loans | Real Estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Asset Balance	1,090	1,050
Allowance	(9)	(4)
Office | Commercial Mortgage Loans | Real Estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Asset Balance	1,076	1,187
Allowance	(8)	(17)
Parking | Commercial Mortgage Loans | Real Estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Asset Balance	417	420
Allowance	(3)	(6)
Retail | Commercial Mortgage Loans | Real Estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Asset Balance	861	874
Allowance	(7)	(4)
Storage | Commercial Mortgage Loans | Real Estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Asset Balance	128	120
Allowance	(1)	(2)
Other | Commercial Mortgage Loans | Real Estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Asset Balance	385	257
Allowance	$ (3)	$ (1)